8. STOCK OPTIONS AND WARRANT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Options And Warrant Tables
Stock Options

		Weighted	Weighted Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value

Outstanding at December 31, 2013	278,750	$23.10	9.1 years	$1,176,063
Granted	615,000	6.79	6.8 years
Exercised	-
Expired/Forfeited/Cancelled	(25,000)	125.00	7.3 years
Outstanding at June 30, 2014	868,750	$8.64	7.4 years	$425,013
Exercisable at June 30, 2014	183,750	$15.89	7.0 years	$89,895

			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value

Outstanding at December 31, 2011	92,750	$109.0	8.5 years	$1,114,063
Granted	3,000	104.0
Exercised
Expired/Forfeited	(2,000)	92.0
Outstanding at December 31, 2012	93,750	107.0	7.7 years	$217,063
Granted	225,000	5.65
Exercised
Expired/Forfeited	(40,000)	125.0
Outstanding at December 31, 2013	278,750	$23.1	9.1 years	$1,176,063
Exercisable at December 31, 2013	81,687	$45.1	7.8 years	$344,642

Black-Scholes option pricing model
Expected volatility	228%
Expected dividends	0
Expected average term (in years)	6.50
Risk free rate - average	1.875%
Forfeiture rate	0

	Year ended December 31,
	2013	2012
Expected volatility	236%	208%
Expected dividends	0	0
Expected average term (in years)	5.38	4.25
Risk free rate - average	2.67%	1.78%
Forfeiture rate	0	0

Warrants
			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Warrants	Price	Life	Value

Outstanding at December 31, 2013	12,373,156	$2.51	4.11 years	$31,056,390
Issued	-
Exercised	(945,392)	2.50
Expired	-
Outstanding and exercisable at June 30, 2014	11,427,764	$2.51	4.35 years	$28,692,910

			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Warrants	Price	Life	Value

Outstanding at December 31, 2011	96,800	$122.0	4.5 years	$-
Issued	11,934	125.0
Exercised
Expired	-
Outstanding at December 31, 2012	108,734	$123.0	3.5 years	$-
Issued	12,387,156	2.5
Exercised	(122,734)
Expired	-
Outstanding and exercisable at December 31, 2013	12,373,156	$2.51	4.11 years	$31,056,390